ACQUISITIONS - Schedule of acquisition date fair values (Details) - USD ($) $ in Millions	Jun. 30, 2025	Apr. 01, 2025
Calvert
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,985
Property, plant and equipment	2,727
Intangible assets	0
Other non-current assets	0
Total assets	4,712
Deferred tax liabilities	137
Other liabilities	1,631
Total liabilities	1,768
Net assets acquired	2,944
Consideration paid, net of cash acquired (received)	(263)
Settlement of pre existing relationships	452
Settlement of outstanding receivable	0
Fair value of previously held interest	897
Non-controlling interests	0
Goodwill (bargain purchase gain)	(1,858)
AMTBA
Disclosure of detailed information about business combination [line items]
Current assets	104
Property, plant and equipment	241
Intangible assets	70
Other non-current assets	12
Total assets	427
Deferred tax liabilities	42
Other liabilities	199
Total liabilities	241
Net assets acquired	186
Consideration paid, net of cash acquired (received)	5	$ 5
Settlement of pre existing relationships	0
Settlement of outstanding receivable	13	13
Fair value of previously held interest	245
Non-controlling interests	20
Goodwill (bargain purchase gain)		$ 97
Tuper
Disclosure of detailed information about business combination [line items]
Current assets	97
Property, plant and equipment	64
Intangible assets	1
Other non-current assets	28
Total assets	190
Deferred tax liabilities	0
Other liabilities	65
Total liabilities	65
Net assets acquired	125
Consideration paid, net of cash acquired (received)	84
Settlement of pre existing relationships	52
Settlement of outstanding receivable	9
Fair value of previously held interest	142
Non-controlling interests	0
Goodwill (bargain purchase gain)	$ 162